Employee Benefits	12 Months Ended
Mar. 31, 2026
Disclosure of information about defined benefit plans [abstract]
Employee Benefits

26. Employee Benefits

(1)
Defined Contribution Plan

The amounts recognized as operating expenses in the Group’s Consolidated Statements of Profit or Loss in respect of the defined contribution plans, including publicly provided plans, are as follows:

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Contribution	3,459	3,910	4,266

(2)
Employee Benefit Expenses

Employee benefit expenses included in operating expenses in the Group’s Consolidated Statements of Profit or Loss are 37,764 million yen, 41,483 million yen and 47,641 million yen for the years ended March 31, 2024, 2025 and 2026, respectively. For further details, refer to Note 33, Operating Expenses.

Employee benefit expenses include salaries, bonuses, statutory welfare expenses. Refer to Note 38, Related Party Transactions for details of compensation of key management personnel.